10-K Income taxes (Tables)	3 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of domestic and foreign income (loss) before taxes
The Company’s Loss before provision for income taxes included the following components for the years ended December 31, 2025, 2024 and 2023:

	Years Ended December 31,
	2025	2024	2023
Domestic	$(67,069)	$(87,443)	$(101,096)
Foreign	(11,145)	(25,915)	(28,375)
Total	$(78,214)	$(113,358)	$(129,471)

Schedule of tax provision amounts recognized in the Consolidated Statements of Operations
The Company’s Provision for income taxes for the years ended December 31, 2025, 2024 and 2023 consisted of the following:

	Years Ended December 31,
	2025	2024	2023
Current:
Federal	$138,070	$135,598	$119,555
State	21,682	15,540	22,825
Foreign	3,800	1,884	123
Total current income tax expense	$163,552	$153,022	$142,503
Deferred:
Federal	$(19,726)	$(24,744)	$(20,682)
State	(14,334)	(25,635)	(9,041)
Foreign	(5,803)	(4,392)	394
Total deferred income tax expense	(39,863)	(54,771)	(29,329)
Provision for income taxes	$123,689	$98,251	$113,174

Schedule of a reconciliation of the statutory income tax rate to the Company's effective income tax rate
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective tax rate for the year ended December 31, 2025 is as follows:

	Year Ended December 31, 2025
	$	%
Benefit from income taxes computed using U.S. federal statutory income tax rate(1)	$(16,416)	21%
State and local income tax, net of federal income tax effect(2)	7,562	(10)%
Impact of U.S. tax on foreign operations	1,632	(2)%
Foreign tax effects	1,022	(1)%
Effect of change in tax law or rates enacted in current period	(1,192)	2%
Share-based compensation	2,616	(3)%
Non-deductible expenses	3,117	(4)%
Increase in uncertain tax position(3)	97,843	(125)%
Increase in valuation allowance	31,759	(41)%
Penalties and interest	1,593	(2)%
Other	(5,847)	7%
Provision for income taxes	$123,689	(158)%

(1) As the Company’s operations are primarily based in the U.S., the tax rate reconciliation has been prepared using the U.S. federal statutory tax rate of 21%.
(2) Primarily represents income tax expense generated in Pennsylvania, Maryland, Illinois and Florida.
(3) Primarily related to the Company's Section 280E Position.
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective tax rate for the years ended December 31, 2024 and 2023 are as follows:

	Years Ended December 31,
	2024		2023
	$	%	$	%
Benefit from income taxes computed using U.S. federal statutory income tax rate(1)	$(23,805)	21%	(27,189)	21%
State and local income tax, net of federal income tax effect	(22,643)	20%	13,769	(11)%
Impact of foreign operations	706	(1)%	362	(1)%
Effect of change in tax law or rates enacted in current period	—	—%	—	—%
Share-based compensation	944	(1)%	2,033	(2)%
Non-deductible expenses	2,204	(2)%	11,641	(9)%
Increase in uncertain tax position	121,969	(108)%	59,364	(46)%
Increase in valuation allowance	15,424	(14)%	36,042	(28)%
Penalties and interest	16,216	(14)%	19,134	(15)%
Other	(12,764)	11%	(1,982)	2%
Provision for income taxes	$98,251	(87)%	$113,174	(87)%

(1) As the Company’s operations are primarily based in the U.S., the tax rate reconciliation has been prepared using the U.S. federal statutory tax rate of 21%.

Schedule of income taxes paid
Cash paid for income taxes, net of refunds received, by jurisdiction for the year ended December 31, 2025 was as follows:

Year Ended
Jurisdiction:	December 31, 2025
Federal	$9,575
State	16,894
Foreign	589
Cash paid for income taxes, net of refunds received	$27,058

Schedule of deferred tax assets not recognized
The components of the Company’s deferred tax assets and liabilities as of December 31, 2025 and 2024 were as follows:

	As of
	2025	2024
Deferred tax assets:
Net operating loss carryforward	$218,402	$202,940
163j interest carryovers	86,869	71,132
Stock compensation	14,773	10,307
Accrued and prepaid expenses	2,348	2,088
Other	165	60
Total deferred tax assets	322,557	286,527
Deferred tax liabilities:
Depreciation and amortization	(232,329)	(264,588)
Inventory	(2,746)	(1,904)
Total deferred tax liabilities	(235,075)	(266,492)
Valuation allowance(1)	(299,041)	(264,407)
Net deferred tax liabilities	$(211,559)	$(244,372)

(1) As of December 31, 2025 and 2024, the Company maintained a valuation allowance against deferred tax assets related to certain U.S. federal and state operations as well as its international operations in France, the U.K., Canada and Germany.

Schedule of unrecognized tax benefits
The following table summarizes the activity within the Company’s unrecognized tax benefits from continuing operations for the years ended December 31, 2025, 2024 and 2023:

	Years ended December 31,
	2025	2024	2023
Balance at beginning of the year	$432,341	$56,931	$70,888
Additions based on tax positions related to the current year	119,792	130,790	8,313
Additions based on refunds requested but not yet received related to prior years	36,389	91,645	—
Additions based on refunds received related to prior years	16,176	9,983	—
Additions and subtractions for tax positions of prior years	(2,339)	164,249	(896)
Subtractions based on acquisitions	—	(10,348)	(485)
Lapse of statute of limitations	(14,533)	(10,909)	(20,889)
Balance at the end of the year	$587,826	$432,341	$56,931